Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2023	Dec. 31, 2021
Unrecognized tax benefits		$ 0
Interest and penalties accrued		$ 0
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Federal net operating loss carryforwards	$ 70,406
Valuation allowance	691,454		$ 451,258
Increase in valuation allowance	240,196
Unrecognized tax benefits	0		0
Interest and penalties accrued	$ 0		$ 0